Business acquisition - Schedule of allocation of the purchase price as of the date of CNLP acquisition (Details) - CNLP [Member] ¥ in Millions, $ in Millions		2 Months Ended	5 Months Ended
	Mar. 01, 2022 HKD ($)	Mar. 01, 2022 CNY (¥)	Jul. 31, 2022 CNY (¥)	Jul. 31, 2022 HKD ($)
Summary of purchase price as of the date of acquisition is comprised [Line Items]
Cash	$ 13,066	¥ 10,538
Fair value of previously held equity interests		1,293
Total		¥ 11,831	¥ 2,637	$ 3,072